[DECHERT LETTERHEAD]

September 30, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Exchange Traded Funds Trust

File Nos. 811-22320 and 333-160877

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Exchange Traded Funds Trust (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to one series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on September 19, 2011.

The Prospectus was filed April 29, 2011 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7121 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Jenny Wendell
Jenny Wendell

cc:	John V. O’Hanlon
Mary Beth Rhoden